Opearting Lease (Details) - Schedule of maturities of lease liabilities	Dec. 31, 2022 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
For the six months ended June 30, 2023	$ 227,533
For the twelve months ended December 31, 2023	202,323
For the twelve months ended June 30, 2024	244,145
For the twelve months ended June 30, 2025	452,771
For the twelve months ended June 30, 2026 and thereafter	80,872
Total lease payments	1,207,644
Less: imputed interest	(77,293)
Present value of lease liabilities	$ 1,130,351